Convertible Loan Payable - Schedule of Fair Value of Derivative Warrant Liabilities (Details) (10-K/A)	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
Warrants exercise price	$ 0.18
Warrant Principal Amount [Member]
Warrant liabilities, fair value | $	$ 0	$ 0
Warrants exercise price		$ 0.05
Warrant Principal Amount [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term		349 days
Warrant term description	Expired
Warrant Principal Amount [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features		100
Warrant Principal Amount [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features		1.95
Warrant Principal Amount [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features		0
Warrant Additional Amount [Member]
Warrant liabilities, fair value | $	$ 0	$ 0
Warrants exercise price	$ 0.05	$ 0.05
Warrant Additional Amount [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	40 days	405 days
Warrant Additional Amount [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100	100
Warrant Additional Amount [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	1.49	1.84
Warrant Additional Amount [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0	0